Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)
Current:
Payables and accruals for cost of revenue and sales and marketing expenses	¥ 131,127		¥ 110,887
Other deposits and advances received	57,464		53,793
Payable to merchants and third party marketing affiliates	55,212		44,845
Accrued bonus and staff costs, including sales commission	32,457		31,705
Payables and accruals for purchases of property and equipment	33,685		34,312
Other taxes payable	6,935		7,641
Operating lease liabilities	¥ 4,318		¥ 3,944
Operating lease liabilities, Statement of Financial Position	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities	Current accrued expenses, accounts payable and other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 6,192		¥ 8,590
Others	24,940		28,690
Current accrued expenses, accounts payable and other liabilities	359,893	$ 52,173	332,537
Non-current:
Operating lease liabilities	¥ 17,408		¥ 13,463
Operating lease liabilities, Statement of Financial Position	Other liabilities	Other liabilities	Other liabilities
Contingent and deferred consideration in relation to investments and acquisitions	¥ 938		¥ 1,370
Others	5,839		2,811
Other liabilities	24,185	$ 3,506	17,644
Short term Investments and Other Treasury Investments
Non-current:
Payables and accruals for cost of revenue and sales and marketing expenses include payables	4,091		3,697
Affiliated Entity [Member]
Current:
Amounts due to related companies	¥ 7,563		¥ 8,130